Loans and advances to banks - Schedule of loans and advances to banks (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	€ 16,739	€ 35,141
Loan loss provisions	(30)	(37)
Loans and advances to banks	16,709	35,104
Netherlands
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	9,453	23,463
Loan loss provisions	(11)	(12)
Loans and advances to banks	9,441	23,451
Rest of the world
Disclosure of loans and advances to banks [line items]
Loans and advances to banks	7,286	11,679
Loan loss provisions	(18)	(26)
Loans and advances to banks	€ 7,268	€ 11,653